Related Party Transactions (Detail Textuals) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Loans outstanding to related parties	$ 2,880,978	$ 3,111,976	$ 3,193,470
Deposits from related parties	$ 3,874,000	$ 3,264,000